SIGNIFICANT CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2011
SIGNIFICANT CUSTOMERS AND SUPPLIERS [Abstract]
SIGNIFICANT CUSTOMERS AND SUPPLIERS
SIGNIFICANT CUSTOMERS AND SUPPLIERS

We did not have any customers that accounted for more than 10% of our revenues or any suppliers that accounted for more than 10% of our cost of goods sold in 2011, 2010 or 2009.